OPPENHEIMER ROCHESTER® HIGH YIELD MUNICIPAL FUND

Supplement dated January 30, 2017 to the

Statutory Prospectus dated November 28, 2016

This supplement amends the Statutory Prospectus of Oppenheimer Rochester High Yield Municipal Fund (the “Fund”).

Effective April 1, 2017:

1.	In the section titled “Fees and Expenses of the Fund,” the table titled “Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class Y
Management Fees	0.37%	0.37%	0.37%	0.37%
Distribution and/or Service (12b-1) Fees	0.25%	0.90%	0.90%	None
Other Expenses
Interest and Fees from Borrowings	0.08%	0.08%	0.08%	0.08%
Interest and Related Expenses from Inverse Floaters	0.17%	0.17%	0.17%	0.17%
Other Expenses	0.22%	0.22%	0.22%	0.22%
Total Other Expenses	0.47%	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses	1.09%	1.74%	1.74%	0.84%

1. Expenses have been restated to reflect a change in the Class A Distribution and/or Service (12b-1) Fee.

2.	In the section titled “Fees and Expenses of the Fund,” the table that appears in the sub-section titled “Example,” is deleted in its entirety and replaced with the following:

If shares are redeemed					If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$581	$807	$1,050	$1,747	$581	$807	$1,050	$1,747
Class B	$678	$853	$1,152	$1,736	$178	$553	$952	$1,736
Class C	$278	$553	$952	$2,069	$178	$553	$952	$2,069
Class Y	$86	$269	$468	$1,041	$86	$269	$468	$1,041

3.	In the section titled “How the Fund is Managed,” under the sub-section titled “Advisory Fees,” the second paragraph is deleted in its entirety and replaced with the following:

The Total Annual Fund Operating Expenses shown in the Annual Fund Operating Expenses table earlier in this prospectus include certain interest and related expenses from the Fund’s investment in inverse floaters. Under accounting rules, the Fund recognized additional income in an amount that offsets those expenses. Therefore, the Fund’s total expenses and net asset values were not affected. If the interest and related expenses from the Fund’s investment in inverse floaters were excluded the expense ratios for the Fund would be 0.92% for Class A, 1.57% for Class B, 1.57% for Class C and 0.67% for Class Y. The Fund’s annual operating expenses may vary in future years.

4.	In the section titled “DISTRIBUTION AND SERVICE (12B-1) PLANS,” under the section titled “More About Your Account,” the sub-section titled “Service Plan for Class A Shares” is deleted in its entirety and replaced with the following:

Service Plan for Class A Shares. The Fund has adopted a service plan for Class A shares that reimburses the Distributor for a portion of the costs of maintaining accounts and providing services to Class A shareholders. Reimbursement is made periodically at an annual rate of up to 0.25% of the Class A shares daily net assets. The Distributor currently uses all of those fees to pay brokers, dealers, banks and other financial intermediaries for providing personal service and maintaining the accounts of their customers that hold Class A shares. For Class A purchases with no front-end sales charge imposed due to the qualifying breakpoint, the Distributor normally pays intermediaries the service fee in advance for the first year after shares are purchased and then pays that fee periodically. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Because the service fee is paid out of the Fund’s assets on an ongoing basis, over time it will increase the cost of your investment.

January 30, 2017	PS0795.037

OPPENHEIMER ROCHESTER® NEW JERSEY MUNICIPAL FUND

Supplement dated January 30, 2017 to the

Statutory Prospectus dated November 28, 2016

This supplement amends the Statutory Prospectus of Oppenheimer Rochester New Jersey Municipal Fund (the “Fund”).

Effective April 1, 2017:

1.	In the section titled “Fees and Expenses of the Fund,” the table titled “Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class Y
Management Fees	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) Fees	0.25%	0.90%	0.90%	None
Other Expenses
Interest and Fees from Borrowings	0.06%	0.06%	0.06%	0.06%
Interest and Related Expenses from Inverse Floaters	0.04%	0.04%	0.04%	0.04%
Other Expenses	0.16%	0.18%	0.16%	0.15%
Total Other Expenses	0.26%	0.28%	0.26%	0.25%
Total Annual Fund Operating Expenses	1.07%	1.74%	1.72%	0.81%

1. Expenses have been restated to reflect a change in the Class A Distribution and/or Service (12b-1) Fee.

2.	In the section titled “Fees and Expenses of the Fund,” the table that appears in the sub-section titled “Example,” is deleted in its entirety and replaced with the following:

If shares are redeemed					If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$579	$801	$1,040	$1,725	$579	$801	$1,040	$1,725
Class B	$678	$853	$1,152	$1,725	$178	$553	$952	$1,725
Class C	$276	$546	$941	$2,047	$176	$546	$941	$2,047
Class Y	$83	$260	$451	$1,006	$83	$260	$451	$1,006

3.	In the section titled “How the Fund is Managed,” under the sub-section titled “Advisory Fees,” the second paragraph is deleted in its entirety and replaced with the following:

The Total Annual Fund Operating Expenses shown in the Annual Fund Operating Expenses table earlier in this prospectus include certain interest and related expenses from the Fund’s investment in inverse floaters. Under accounting rules, the Fund recognized additional income in an amount that offsets those expenses. Therefore, the Fund’s total expenses and net asset values were not affected. If the interest and related expenses from the Fund’s investment in inverse floaters were excluded the expense ratios for the Fund would be 1.03% for Class A, 1.70% for Class B, 1.68% for Class C and 0.77% for Class Y.

4.	In the section titled “DISTRIBUTION AND SERVICE (12B-1) PLANS,” under the section titled “More About Your Account,” the sub-section titled “Service Plan for Class A Shares” is deleted in its entirety and replaced with the following:

Service Plan for Class A Shares. The Fund has adopted a service plan for Class A shares that reimburses the Distributor for a portion of the costs of maintaining accounts and providing services to Class A shareholders. Reimbursement is made periodically at an annual rate of up to 0.25% of the Class A shares daily net assets. The Distributor currently uses all of those fees to pay brokers, dealers, banks and other financial intermediaries for providing personal service and maintaining the accounts of their customers that hold Class A shares. For Class A purchases with no front-end sales charge imposed due to the qualifying breakpoint, the Distributor normally pays intermediaries the service fee in advance for the first year after shares are purchased and then pays that fee periodically. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Because the service fee is paid out of the Fund’s assets on an ongoing basis, over time it will increase the cost of your investment.

January 30, 2017	PS0395.028

OPPENHEIMER ROCHESTER® PENNSYLVANIA MUNICIPAL FUND

Supplement dated January 30, 2017 to the

Statutory Prospectus dated November 28, 2016

This supplement amends the Statutory Prospectus of Oppenheimer Rochester Pennsylvania Municipal Fund (the “Fund”).

Effective April 1, 2017:

1.	In the section titled “Fees and Expenses of the Fund,” the table titled “Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class Y
Management Fees	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) Fees	0.25%	0.90%	0.90%	None
Other Expenses
Interest and Fees from Borrowings	0.11%	0.11%	0.11%	0.11%
Interest and Related Expenses from Inverse Floaters	0.06%	0.06%	0.06%	0.06%
Other Expenses	0.14%	0.15%	0.14%	0.14%
Total Other Expenses	0.31%	0.32%	0.31%	0.31%
Total Annual Fund Operating Expenses	1.07%	1.73%	1.72%	0.82%

1. Expenses have been restated to reflect a change in the Class A Distribution and/or Service (12b-1) Fee.

2.	In the section titled “Fees and Expenses of the Fund,” the table that appears in the sub-section titled “Example,” is deleted in its entirety and replaced with the following:

If shares are redeemed					If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$579	$801	$1,040	$1,725	$579	$801	$1,040	$1,725
Class B	$677	$850	$1,147	$1,719	$177	$550	$947	$1,719
Class C	$276	$546	$941	$2,047	$176	$546	$941	$2,047
Class Y	$84	$263	$457	$1,018	$84	$263	$457	$1,018

3.	In the section titled “How the Fund is Managed,” under the sub-section titled “Advisory Fees,” the second paragraph is deleted in its entirety and replaced with the following:

The Total Annual Fund Operating Expenses shown in the Annual Fund Operating Expenses table earlier in this prospectus include certain interest and related expenses from the Fund’s investment in inverse floaters. Under accounting rules, the Fund recognized additional income in an amount that offsets those expenses. Therefore, the Fund’s total expenses and net asset values were not affected. If the interest and related expenses from the Fund’s investment in inverse floaters were excluded the expense ratios for the Fund would be 1.01% for Class A, 1.67% for Class B, 1.66% for Class C and 0.76% for Class Y. The Fund’s annual operating expenses may vary in future years.

4.	In the section titled “DISTRIBUTION AND SERVICE (12B-1) PLANS,” under the section titled “More About Your Account,” the sub-section titled “Service Plan for Class A Shares” is deleted in its entirety and replaced with the following:

Service Plan for Class A Shares. The Fund has adopted a service plan for Class A shares that reimburses the Distributor for a portion of the costs of maintaining accounts and providing services to Class A shareholders. Reimbursement is made periodically at an annual rate of up to 0.25% of the Class A shares daily net assets. The Distributor currently uses all of those fees to pay brokers, dealers, banks and other financial intermediaries for providing personal service and maintaining the accounts of their customers that hold Class A shares. For Class A purchases with no front-end sales charge imposed due to the qualifying breakpoint, the Distributor normally pays intermediaries the service fee in advance for the first year after shares are purchased and then pays that fee periodically. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Because the service fee is paid out of the Fund’s assets on an ongoing basis, over time it will increase the cost of your investment.

January 30, 2017	PS0740.031

OPPENHEIMER ROCHESTER® HIGH YIELD MUNICIPAL FUND

OPPENHEIMER ROCHESTER® NEW JERSEY MUNICIPAL FUND

OPPENHEIMER ROCHESTER® PENNSYLVANIA MUNICIPAL FUND

Supplement dated January 30, 2017 to the

Statement of Additional Information dated November 28, 2016

This supplement amends the Statement of Additional Information of each of the above-referenced Funds (each, a “Fund”).

Effective April 1, 2017:

1.	In the section titled “Distribution and Service Arrangements,” under the section titled “About the Fund,” the first paragraph of the sub-section titled “Class A Service Plan” is deleted in its entirety and replaced with the following:

Class A Service Plan. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (referred to as “recipients”) for personal and account maintenance services they provide for their customers who hold Class A shares. Those services may include answering customer inquiries about the Fund, assisting in establishing and maintaining Fund accounts, making the Fund’s investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits the Fund to reimburse the Distributor at an annual rate of up to 0.25% of the Class A average net assets. For Class A purchases with no front-end sales charge imposed due to the qualifying breakpoint, the Distributor normally makes payments to recipients in advance for the first year after shares are purchased and then makes payments periodically at an annual rate of not more than 0.25% of the Class A average net assets held in the accounts of the recipient or its customers.

January 30, 2017	PS0000.157